Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TIAA-CREF Funds
Entity Central Index Key	0001084380
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000202747 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Bond Fund
Class Name	Class W Shares
Trading Symbol	TBBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[1]
Net Assets	$ 11,273,914,924
Holdings Count | Holding	1,926
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$11,273,914,924

Total number of portfolio holdings	1,926

Portfolio turnover (%)	54%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000033991 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Bond Fund
Class Name	Retirement Class Shares
Trading Symbol	TIDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.53%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[2]
Net Assets	$ 11,273,914,924
Holdings Count | Holding	1,926
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$11,273,914,924

Total number of portfolio holdings	1,926

Portfolio turnover (%)	54%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000014635 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Bond Fund
Class Name	Class R6 Shares
Trading Symbol	TIBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.28%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[3]
Net Assets	$ 11,273,914,924
Holdings Count | Holding	1,926
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$11,273,914,924

Total number of portfolio holdings	1,926

Portfolio turnover (%)	54%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000079556 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Bond Fund
Class Name	Premier Class Shares
Trading Symbol	TIDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$22	0.43%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[4]
Net Assets	$ 11,273,914,924
Holdings Count | Holding	1,926
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$11,273,914,924

Total number of portfolio holdings	1,926

Portfolio turnover (%)	54%

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000162549 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Bond Fund
Class Name	Class I Shares
Trading Symbol	TIBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$22	0.43%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[5]
Net Assets	$ 11,273,914,924
Holdings Count | Holding	1,926
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$11,273,914,924

Total number of portfolio holdings	1,926

Portfolio turnover (%)	54%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000033992 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Bond Fund
Class Name	Class A Shares
Trading Symbol	TIORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$30	0.59%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[6]
Net Assets	$ 11,273,914,924
Holdings Count | Holding	1,926
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$11,273,914,924

Total number of portfolio holdings	1,926

Portfolio turnover (%)	54%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000033995 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Money Market Fund
Class Name	Class A Shares
Trading Symbol	TIRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Money Market Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$23	0.45%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[7]
Net Assets	$ 2,036,516,384
Holdings Count | Holding	59
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$2,036,516,384

Total number of portfolio holdings	59

Holdings [Text Block]
C000162551 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Money Market Fund
Class Name	Class I Shares
Trading Symbol	TMHXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Money Market Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.19%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[8]
Net Assets	$ 2,036,516,384
Holdings Count | Holding	59
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$2,036,516,384

Total number of portfolio holdings	59

Holdings [Text Block]
C000079558 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Money Market Fund
Class Name	Premier Class Shares
Trading Symbol	TPPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Money Market Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$14	0.27%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[9]
Net Assets	$ 2,036,516,384
Holdings Count | Holding	59
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$2,036,516,384

Total number of portfolio holdings	59

Holdings [Text Block]
C000014638 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Money Market Fund
Class Name	Class R6 Shares
Trading Symbol	TCIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Money Market Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$6	0.12%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[10]
Net Assets	$ 2,036,516,384
Holdings Count | Holding	59
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$2,036,516,384

Total number of portfolio holdings	59

Holdings [Text Block]
C000033994 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Money Market Fund
Class Name	Retirement Class Shares
Trading Symbol	TIEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Money Market Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$19	0.37%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[11]
Net Assets	$ 2,036,516,384
Holdings Count | Holding	59
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$2,036,516,384

Total number of portfolio holdings	59

Holdings [Text Block]
C000202755 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Fund
Class Name	Class W Shares
Trading Symbol	TCTWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[12]
Net Assets	$ 1,883,596,105
Holdings Count | Holding	289
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$1,883,596,105

Total number of portfolio holdings	289

Portfolio turnover (%)	109%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000033275 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Fund
Class Name	Retirement Class Shares
Trading Symbol	TISRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.52%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[13]
Net Assets	$ 1,883,596,105
Holdings Count | Holding	289
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$1,883,596,105

Total number of portfolio holdings	289

Portfolio turnover (%)	109%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000033276 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Fund
Class Name	Class R6 Shares
Trading Symbol	TISIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.27%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[14]
Net Assets	$ 1,883,596,105
Holdings Count | Holding	289
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$1,883,596,105

Total number of portfolio holdings	289

Portfolio turnover (%)	109%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000079571 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Fund
Class Name	Premier Class Shares
Trading Symbol	TSTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.42%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[15]
Net Assets	$ 1,883,596,105
Holdings Count | Holding	289
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$1,883,596,105

Total number of portfolio holdings	289

Portfolio turnover (%)	109%

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000162566 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Fund
Class Name	Class I Shares
Trading Symbol	TCTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$18	0.36%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[16]
Net Assets	$ 1,883,596,105
Holdings Count | Holding	289
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$1,883,596,105

Total number of portfolio holdings	289

Portfolio turnover (%)	109%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000033274 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Fund
Class Name	Class A Shares
Trading Symbol	TCTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$30	0.59%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[17]
Net Assets	$ 1,883,596,105
Holdings Count | Holding	289
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$1,883,596,105

Total number of portfolio holdings	289

Portfolio turnover (%)	109%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000033277 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Fund
Class Name	Class A Shares
Trading Symbol	TIYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$35	0.68%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[18]
Net Assets	$ 1,993,381,232
Holdings Count | Holding	321
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$1,993,381,232

Total number of portfolio holdings	321

Portfolio turnover (%)	29%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000162567 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Fund
Class Name	Class I Shares
Trading Symbol	TIHHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$26	0.51%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[19]
Net Assets	$ 1,993,381,232
Holdings Count | Holding	321
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$1,993,381,232

Total number of portfolio holdings	321

Portfolio turnover (%)	29%

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000079572 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Fund
Class Name	Premier Class Shares
Trading Symbol	TIHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.51%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[20]
Net Assets	$ 1,993,381,232
Holdings Count | Holding	321
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$1,993,381,232

Total number of portfolio holdings	321

Portfolio turnover (%)	29%

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000033279 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Fund
Class Name	Class R6 Shares
Trading Symbol	TIHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$19	0.36%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[21]
Net Assets	$ 1,993,381,232
Holdings Count | Holding	321
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$1,993,381,232

Total number of portfolio holdings	321

Portfolio turnover (%)	29%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000033278 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Fund
Class Name	Retirement Class Shares
Trading Symbol	TIHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$31	0.61%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[22]
Net Assets	$ 1,993,381,232
Holdings Count | Holding	321
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$1,993,381,232

Total number of portfolio holdings	321

Portfolio turnover (%)	29%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000202756 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Fund
Class Name	Class W Shares
Trading Symbol	TIHWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[23]
Net Assets	$ 1,993,381,232
Holdings Count | Holding	321
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$1,993,381,232

Total number of portfolio holdings	321

Portfolio turnover (%)	29%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000202758 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Plus Bond Fund
Class Name	Class W Shares
Trading Symbol	TCBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[24]
Net Assets	$ 4,814,250,608
Holdings Count | Holding	1,592
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$4,814,250,608

Total number of portfolio holdings	1,592

Portfolio turnover (%)	56%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000033284 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Plus Bond Fund
Class Name	Retirement Class Shares
Trading Symbol	TCBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$28	0.55%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[25]
Net Assets	$ 4,814,250,608
Holdings Count | Holding	1,592
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$4,814,250,608

Total number of portfolio holdings	1,592

Portfolio turnover (%)	56%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000033285 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Plus Bond Fund
Class Name	Class R6 Shares
Trading Symbol	TIBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$15	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[26]
Net Assets	$ 4,814,250,608
Holdings Count | Holding	1,592
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$4,814,250,608

Total number of portfolio holdings	1,592

Portfolio turnover (%)	56%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000079574 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Plus Bond Fund
Class Name	Premier Class Shares
Trading Symbol	TBPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$23	0.45%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[27]
Net Assets	$ 4,814,250,608
Holdings Count | Holding	1,592
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$4,814,250,608

Total number of portfolio holdings	1,592

Portfolio turnover (%)	56%

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000162569 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Plus Bond Fund
Class Name	Class I Shares
Trading Symbol	TCBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$24	0.48%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[28]
Net Assets	$ 4,814,250,608
Holdings Count | Holding	1,592
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$4,814,250,608

Total number of portfolio holdings	1,592

Portfolio turnover (%)	56%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000033283 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Plus Bond Fund
Class Name	Class A Shares
Trading Symbol	TCBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$32	0.63%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[29]
Net Assets	$ 4,814,250,608
Holdings Count | Holding	1,592
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$4,814,250,608

Total number of portfolio holdings	1,592

Portfolio turnover (%)	56%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000033286 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund
Class Name	Class A Shares
Trading Symbol	TIXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$30	0.59%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[30]
Net Assets	$ 196,638,840
Holdings Count | Holding	197
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$196,638,840

Total number of portfolio holdings	197

Portfolio turnover (%)	7%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000162570 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen 5-15 Year Laddered Tax Exempt Bond Fund
Class Name	Class I Shares
Trading Symbol	TIXHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen 5-15 Year Laddered Tax Exempt Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$17	0.33%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[31]
Net Assets	$ 196,638,840
Holdings Count | Holding	197
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$196,638,840

Total number of portfolio holdings	197

Portfolio turnover (%)	7%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000033287 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund
Class Name	Class R6 Shares
Trading Symbol	TITIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$15	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[32]
Net Assets	$ 196,638,840
Holdings Count | Holding	197
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$196,638,840

Total number of portfolio holdings	197

Portfolio turnover (%)	7%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000202762 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Bond Index Fund
Class Name	Class W Shares
Trading Symbol	TBIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[33]
Net Assets	$ 25,887,361,489
Holdings Count | Holding	9,493
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$25,887,361,489

Total number of portfolio holdings	9,493

Portfolio turnover (%)	17%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000079524 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Bond Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TBIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$16	0.32%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[34]
Net Assets	$ 25,887,361,489
Holdings Count | Holding	9,493
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$25,887,361,489

Total number of portfolio holdings	9,493

Portfolio turnover (%)	17%

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000079523 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Bond Index Fund
Class Name	Class R6 Shares
Trading Symbol	TBIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$4	0.07%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[35]
Net Assets	$ 25,887,361,489
Holdings Count | Holding	9,493
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$25,887,361,489

Total number of portfolio holdings	9,493

Portfolio turnover (%)	17%

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000079525 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Bond Index Fund
Class Name	Premier Class Shares
Trading Symbol	TBIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$11	0.22%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[36]
Net Assets	$ 25,887,361,489
Holdings Count | Holding	9,493
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$25,887,361,489

Total number of portfolio holdings	9,493

Portfolio turnover (%)	17%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000162579 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Bond Index Fund
Class Name	Class I Shares
Trading Symbol	TBIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$9	0.17%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[37]
Net Assets	$ 25,887,361,489
Holdings Count | Holding	9,493
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$25,887,361,489

Total number of portfolio holdings	9,493

Portfolio turnover (%)	17%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000079526 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Bond Index Fund
Class Name	Class A Shares
Trading Symbol	TBILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$20	0.40%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[38]
Net Assets	$ 25,887,361,489
Holdings Count | Holding	9,493
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$25,887,361,489

Total number of portfolio holdings	9,493

Portfolio turnover (%)	17%

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000117723 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Impact Bond Fund
Class Name	Class A Shares
Trading Symbol	TSBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$34	0.66%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[39]
Net Assets	$ 7,061,832,637
Holdings Count | Holding	1,061
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$7,061,832,637

Total number of portfolio holdings	1,061

Portfolio turnover (%)	75%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000162598 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Impact Bond Fund
Class Name	Class I Shares
Trading Symbol	TSBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$21	0.42%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[40]
Net Assets	$ 7,061,832,637
Holdings Count | Holding	1,061
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$7,061,832,637

Total number of portfolio holdings	1,061

Portfolio turnover (%)	75%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000117722 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Impact Bond Fund
Class Name	Premier Class Shares
Trading Symbol	TSBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$25	0.50%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[41]
Net Assets	$ 7,061,832,637
Holdings Count | Holding	1,061
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$7,061,832,637

Total number of portfolio holdings	1,061

Portfolio turnover (%)	75%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000117721 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Impact Bond Fund
Class Name	Class R6 Shares
Trading Symbol	TSBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$18	0.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[42]
Net Assets	$ 7,061,832,637
Holdings Count | Holding	1,061
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$7,061,832,637

Total number of portfolio holdings	1,061

Portfolio turnover (%)	75%

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000117724 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Impact Bond Fund
Class Name	Retirement Class Shares
Trading Symbol	TSBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$31	0.60%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[43]
Net Assets	$ 7,061,832,637
Holdings Count | Holding	1,061
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$7,061,832,637

Total number of portfolio holdings	1,061

Portfolio turnover (%)	75%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000202767 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Index Fund
Class Name	Class W Shares
Trading Symbol	TTBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[44]
Net Assets	$ 2,518,630,215
Holdings Count | Holding	1,099
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$2,518,630,215

Total number of portfolio holdings	1,099

Portfolio turnover (%)	29%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000158753 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TESHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$16	0.32%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[45]
Net Assets	$ 2,518,630,215
Holdings Count | Holding	1,099
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$2,518,630,215

Total number of portfolio holdings	1,099

Portfolio turnover (%)	29%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000158750 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Index Fund
Class Name	Class R6 Shares
Trading Symbol	TNSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$4	0.07%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[46]
Net Assets	$ 2,518,630,215
Holdings Count | Holding	1,099
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$2,518,630,215

Total number of portfolio holdings	1,099

Portfolio turnover (%)	29%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000158751 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Index Fund
Class Name	Premier Class Shares
Trading Symbol	TPSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$12	0.24%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[47]
Net Assets	$ 2,518,630,215
Holdings Count | Holding	1,099
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$2,518,630,215

Total number of portfolio holdings	1,099

Portfolio turnover (%)	29%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000162603 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Index Fund
Class Name	Class I Shares
Trading Symbol	TTBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[48]
Net Assets	$ 2,518,630,215
Holdings Count | Holding	1,099
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$2,518,630,215

Total number of portfolio holdings	1,099

Portfolio turnover (%)	29%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000158752 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Index Fund
Class Name	Class A Shares
Trading Symbol	TRSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$20	0.39%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[49]
Net Assets	$ 2,518,630,215
Holdings Count | Holding	1,099
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$2,518,630,215

Total number of portfolio holdings	1,099

Portfolio turnover (%)	29%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000205813 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Green Bond Fund
Class Name	Class A Shares
Trading Symbol	TGROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Green Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$39	0.76%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[50]
Net Assets	$ 180,752,894
Holdings Count | Holding	256
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$180,752,894

Total number of portfolio holdings	256

Portfolio turnover (%)	13%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000205815 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Green Bond Fund
Class Name	Class I Shares
Trading Symbol	TGRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Green Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$25	0.50%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[51]
Net Assets	$ 180,752,894
Holdings Count | Holding	256
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$180,752,894

Total number of portfolio holdings	256

Portfolio turnover (%)	13%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000205812 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Green Bond Fund
Class Name	Premier Class Shares
Trading Symbol	TGRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Green Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$29	0.57%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[52]
Net Assets	$ 180,752,894
Holdings Count | Holding	256
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$180,752,894

Total number of portfolio holdings	256

Portfolio turnover (%)	13%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000205811 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Green Bond Fund
Class Name	Class R6 Shares
Trading Symbol	TGRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Green Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$21	0.42%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[53]
Net Assets	$ 180,752,894
Holdings Count | Holding	256
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$180,752,894

Total number of portfolio holdings	256

Portfolio turnover (%)	13%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000205814 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Green Bond Fund
Class Name	Retirement Class Shares
Trading Symbol	TGRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Green Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$34	0.67%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[54]
Net Assets	$ 180,752,894
Holdings Count | Holding	256
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$180,752,894

Total number of portfolio holdings	256

Portfolio turnover (%)	13%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000205819 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Duration Impact Bond Fund
Class Name	Retirement Class Shares
Trading Symbol	TSDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$30	0.59%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[55]
Net Assets	$ 122,850,990
Holdings Count | Holding	189
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$122,850,990

Total number of portfolio holdings	189

Portfolio turnover (%)	129%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000205816 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Duration Impact Bond Fund
Class Name	Class R6 Shares
Trading Symbol	TSDJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$17	0.34%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[56]
Net Assets	$ 122,850,990
Holdings Count | Holding	189
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$122,850,990

Total number of portfolio holdings	189

Portfolio turnover (%)	129%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000205817 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Duration Impact Bond Fund
Class Name	Premier Class Shares
Trading Symbol	TSDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$25	0.49%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[57]
Net Assets	$ 122,850,990
Holdings Count | Holding	189
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$122,850,990

Total number of portfolio holdings	189

Portfolio turnover (%)	129%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000205820 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Duration Impact Bond Fund
Class Name	Class I Shares
Trading Symbol	TSDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$19	0.38%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[58]
Net Assets	$ 122,850,990
Holdings Count | Holding	189
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$122,850,990

Total number of portfolio holdings	189

Portfolio turnover (%)	129%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000205818 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Duration Impact Bond Fund
Class Name	Class A Shares
Trading Symbol	TSDBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$33	0.66%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[59]
Net Assets	$ 122,850,990
Holdings Count | Holding	189
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)

Fund net assets	$122,850,990

Total number of portfolio holdings	189

Portfolio turnover (%)	129%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

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